LONG-TERM INVESTMENTS	12 Months Ended
Mar. 31, 2016
LONG-TERM INVESTMENTS
LONG-TERM INVESTMENTS

8.LONG-TERM INVESTMENTS

The Group’s long-term investments consist of cost method investments, equity method investments and available-for-sale investments.

	As of March 31,
	2015	2016
Cost method investments (1)	$129	$48,583
Equity method investments (2)	—	144,442
Available-for-sale investments (3)	—	7,083

	$129	$200,108

(1)	Cost method investments

Pursuant to a co-operation agreement with shareholder of Xi’an Puhui Physical Examination Co., Ltd. (“Xi’an Puhui”) in November 2015, the Group invested 23.1% equity interest of Xi’an Puhui, which operates fifteen medical clinics in Xi’an, Zhengzhou and other six cities, with a cash consideration of approximately $32,090. The transaction was closed in December 2015. The Group has no representative on Xi’an Puhui’s board of directors and does not have the ability to exercise significant influence over the operating and financial policies of Xi’an Puhui. The Group used cost method to account for this investment.

In May 2015, the Group invested 1.8% equity interests of American Well Corporation (“AW”), a Delaware company with a cash consideration of approximately $13,500. The Group used cost-method to account for the investment as the Group has no representative on AW’s board of directors and does not have the ability to exercise significant influence over the operating and financial policies of AW.

In September 2015, the Group purchased preferred shares of Elysium Health, Inc., a US medical services supplement company with cash consideration of $2,000, for 8.7% equity ownership on an as converted basis. The Group has no representative on Elysium Health’s board of directors and does not have the ability to exercise significant influence over the operating and financial policies of Elysium Health.

In March 2016, the Group invested 4.0% equity interests of Shanghai Yimi Information Technology Co., Ltd., a company providing consulting and training service in medical industry, with a cash consideration of approximately $993. The Group has no representative on its board of directors and does not have the ability to exercise significant influence over the operating and financial policies of this investment.

(2)	Equity method investments

In September 2015, the Group invested 21.8% equity interest of Shenzhen Topsky Jianxin Technology Co., Ltd. (“Topsky”) with a cash consideration of approximately $10,372. The transaction was closed in October 2015. The Group has two out of five representations on Topsky’s board of directors and has the ability to exercise significant influence over the operating and financial policies of Topsky. The Group accounted for this investment as equity method investment and recognized $335 loss for the year ended March 31, 2016.

In December 2015, a share purchase agreement was signed by the Group and Worldcare International Inc., a worldwide medical institution providing innovative advisory services for various hospitals and medical organizations, pursuant to which the Group agreed to invest $4,032 to acquire 20% equity interest. The transaction has been closed in January 2016. The Group accounted for this investment as equity method investment because the Group has the ability to exercise significant influence but does not control over the investees and recognized its share of loss of $43 loss for the year ended March 31, 2016.

In February 2016, the Group completed a strategic investment in New China Life Insurance Health Investment Management Co., Ltd. (“NCI Health”), which was established by New China Life Insurance Co., Ltd. on December 13, 2012 and operates sixteen medical centers in 16 cities in China, with a total cash consideration of $119,363. After the investment, the Group holds 45% equity interest in NCI Health. The Group has the ability to exercise significant influence but does not have control over the investee and used the equity method to account for the investment. The Group recognized its share of loss of $1,354 for the year ended March 31, 2016.

In addition, the Group purchased 40% equity interest of Beijing Minzhong Clinic Co., Ltd. (“Beijing MZ”) with a total cash consideration of $12,407. The transaction was closed in March 2016.

The Group summarizes the condensed financial information of the Group’s equity method investments as a group below in accordance with Rule 4-08 of Regulation S-X. The summarized financial information of the equity method investments were as follows:

	As of March 31,
	2015	2016
Current assets	$—	$187,583
Non-current assets	—	32,618
Current liabilities	—	26,196
Non-current liabilities	—	—

	For the years ended March 31,
	2014	2015	2016
Total revenues	$—	$—	$52,185
Gross profits	—	—	16,580
Loss from operations	—	—	(23,094)
Net loss	—	—	(23,181)

(3)	Available-for-sale investments

In June 2015, the Group acquired 20% equity interest in Shanghai Shenmin Medical Technology Company Limited, for a cash consideration of US$1,897, which is a medical technology company incorporated under the laws of the PRC. The investment was classified as available-for-sale investment since it can be redeemed at the option of the Group once the redeemable events occurred and measured subsequently at fair value which was subsequently disposed in July 2016. There was no unrecognized gain or loss recognized for the year ended March 31, 2016.

In June 2015, the Group invested $5,000 in China Medonline Inc. (“HDF”), a company engaging in providing on-line medical services, for 1% equity ownership interests on an as converted basis. The investment was classified as available-for-sale investment since it can be redeemed at the option of the Group once the redeemable events occurred, and measured subsequently at fair value. $186 unrecognized gain was recorded for the year ended March 31, 2016.